JPMORGAN TRUST II

245 Park Avenue

New York, New York 10167

November 4, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn:  James O’Connor

Re:

JPMorgan Trust II (“Trust”) on behalf of the

Funds listed in Appendix A (the “Funds”)

File Nos. 811-4236 & 2-95973

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statements of Additional Information for the Funds listed in Appendix A do not differ from those contained in Post-Effective Amendment No. 112 (Amendment No. 113 under the 1940 Act) filed electronically on October 28, 2009.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary

APPENDIX A

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Intrepid Mid Cap Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Market Expansion Index Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund

J.P. Morgan Investor Funds

JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Balanced Fund
JPMorgan Investor Growth & Income Fund
JPMorgan Investor Growth Fund